CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends, per share (in dollars per share)	$ 0.12	$ 0.20	$ 0.24